UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1.	Schedule of Investments

Dryden Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of March 31, 2009 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 93.6%
ASSET-BACKED SECURITIES 0.1%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)	Baa1	1.026%	3/15/12	$430	$395,907
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	1.056	2/15/12	25	23,345
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A(e)	CCC(c)	5.500	3/25/36	52	5

Total asset-backed securities (cost $506,858)					419,257

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.1%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,597	2,552,391
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	809	815,393
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,480,262
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	988	958,938
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	730	716,360
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	872	857,840
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,637,382
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,700,155
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,614,644
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809	1/14/42	1,656	1,642,863

Total commercial mortgage-backed securities (cost $14,789,553)					13,976,228

CORPORATE BONDS 84.8%
Aerospace/Defense 2.1%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750	8/15/10	1,240	1,252,743
Boeing Co., Sr. Unsec’d. Notes	A2	5.000	3/15/14	2,400	2,460,139
General Dynamics Corp., Gtd. Notes	A2	5.250	2/01/14	2,115	2,255,550
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	7.375	4/15/13	3,000	3,283,570
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	2/15/11	2,335	2,491,503
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	2,000	2,101,718

					13,845,223

Airlines 0.2%
American Airlines, Inc., Pass-thru Certs.	B1	6.817	5/23/11	700	490,000
American Airlines, Inc., Pass-thru Certs.	Ba1	7.858	10/01/11	205	166,050
Continental Airlines, Inc., Pass-thru Certs.	Ba1	7.373	12/15/15	216	133,996
Continental Airlines, Inc., Pass-thru Certs.(e)	Baa2	7.487	10/02/10	910	819,000

					1,609,046

Automotive 0.5%
American Honda Finance Corp., Notes, 144A	A1	6.700	10/01/13	1,000	978,637
Daimler Finance North America LLC, Gtd. Note	A3	4.875	6/15/10	260	252,523
Daimler Finance North America LLC, Gtd. Note, M.T.N.	A3	5.750	9/08/11	1,155	1,091,539
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250	1/15/11	1,195	1,157,751

					3,480,450

Banking 14.5%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375	8/15/11	2,500	2,329,725
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375	9/11/12	1,500	923,552
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.900	5/01/13	5,250	4,715,991
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa2	5.125	8/27/13	4,600	4,708,137
Bear Stearns Co., Inc., Sr. Unsec’d. Notes	Aa3	5.350	2/01/12	3,000	2,968,590
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.250	2/27/12	3,000	2,669,970
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500	4/11/13	4,815	4,230,324
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.850	7/02/13	4,000	3,580,308
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500	8/19/13	915	840,807
Citigroup, Inc., Sub. Notes	Baa1	5.000	9/15/14	1,000	662,901
Credit Suisse NY (Switzerland), Sr. Unsec’d. Notes, M.T.N.	Aa1	5.000	5/15/13	2,000	1,932,562
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.500	1/15/12	2,000	2,043,404
Credit Suisse USA, Inc., Sr. Unsec’d. Notes	Aa1	4.875	8/15/10	1,615	1,617,100
Fifth Third Bancorp, Sr. Unsec’d. Notes	A2	6.250	5/01/13	430	410,556
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750	7/15/13	1,500	1,377,807
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.000	1/15/11	2,370	2,352,578
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.150	1/15/14	2,000	1,825,320
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250	10/15/13	1,750	1,634,141
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450	11/01/12	3,005	2,892,288
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.600	1/15/12	2,375	2,371,818
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	3.875	9/15/09	1,775	1,753,663
ICICI Bank Ltd. (India), Bonds, 144A(b)	Baa2	1.894	1/12/10	420	378,000
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750	11/16/10	440	414,291
JPMorgan Chase & Co., Sr. Sub. Notes	A1	6.750	2/01/11	500	509,696
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.750	5/01/13	6,900	6,688,294
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.375	10/01/12	1,000	1,001,924
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.600	6/01/11	1,525	1,539,777
Key Bank National Association, Sub. Notes	A2	5.700	8/15/12	1,300	1,242,263
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	4.250	2/08/10	2,055	1,939,304
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.450	2/05/13	3,220	2,639,627
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	6.050	8/15/12	565	484,802

Morgan Stanley Dean Witter, Sr. Unsec’d. Notes	A2	4.000	1/15/10	1,160	1,151,817
Morgan Stanley Dean Witter, Sr. Unsec’d. Notes, M.T.N.	A2	5.625	1/09/12	2,000	1,924,432
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300	3/01/13	4,000	3,846,236
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750	4/15/11	3,000	3,002,310
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.250	11/02/12	1,065	999,517
National City Bank, Sub. Notes	A1	4.625	5/01/13	3,350	3,046,852
Northern Trust Co., Sr. Unsec’d. Notes	A1	5.500	8/15/13	1,385	1,449,538
Suntrust Banks, Inc., Sr. Unsec’d. Notes	A1	5.250	11/05/12	610	592,944
US Bank NA, Sub. Notes	Aa2	6.300	2/04/14	665	690,132
US Bank NA, Sub. Notes	Aa2	6.375	8/01/11	3,000	3,150,684
Wachovia Corp., Sr. Unsec’d. Notes, M.T.N.	A1	5.500	5/01/13	1,000	922,053
Wells Fargo Capital XI, Gtd. Notes, M.T.N.(b)	A3	7.700	12/29/49	500	238,158
Wells Fargo Capital XV, Jr. Sub. Notes(b)	A3	9.750	9/26/44	1,000	730,000
Wells Fargo Co., Sr. Unsec’d. Notes	A1	5.250	10/23/12	9,250	8,988,337

					95,412,530

Brokerage 0.1%
Janus Capital Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500	6/15/12	650	412,048
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.250	2/06/12	1,520	193,800
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.625	1/24/13	1,000	120,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	6.000	7/19/12	900	114,750

					840,598

Building Materials & Construction 0.8%
American Standard, Inc., Gtd. Notes	BBB+(c)	7.625	2/15/10	810	818,063
American Standard, Inc., Gtd. Notes	BBB+(c)	8.250	6/01/09	280	280,954
Black & Decker Corp., Notes	Baa3	8.950	4/15/14	1,800	1,778,525
CRH America, Inc., Gtd. Notes	Baa1	5.625	9/30/11	570	500,296
Hanson PLC (United Kingdom), Gtd. Notes	B1	7.875	9/27/10	620	403,000
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150	7/15/11	700	616,000
RPM International, Inc., Sr. Unsec’d. Notes	Baa3	4.450	10/15/09	830	824,993

					5,221,831

Cable 2.8%
Comcast Cable Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750	1/30/11	1,810	1,872,796
Comcast Corp., Gtd. Notes	Baa2	5.300	1/15/14	2,300	2,232,941
Comcast Corp., Gtd. Notes	Baa2	5.450	11/15/10	1,145	1,166,406
Comcast Corp., Gtd. Notes	Baa2	5.500	3/15/11	1,800	1,825,880
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	4.625	1/15/10	725	718,121
Cox Communications, Inc., Sr. Unsec’d. Notes,	Baa3	5.450	12/15/14	2,001	1,799,777
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750	3/15/11	390	389,674
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.750	11/01/10	1,300	1,323,667
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875	8/15/09	290	293,904
Shaw Communications, Inc., Sr. Unsec’d. Notes	Baa3	8.250	4/11/10	600	600,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400	7/02/12	2,880	2,781,925
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200	7/01/13	1,000	973,488
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500	4/01/14	2,500	2,548,970

					18,527,549

Capital Goods 3.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.850	12/07/12	1,085	1,069,407
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.	A2	6.200	9/30/13	455	455,437
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	2/01/14	2,000	2,014,620
Duke University, Notes	Aa1	4.200	4/01/14	2,000	2,010,740
ERAC USA Finance Co., Gtd. Notes, 144A (original cost $899,307; purchased 10/10/07)(e)(g)	Baa2	5.800	10/15/12	900	701,807
ERAC USA Finance Co., Notes, 144A (original cost $610,000; purchased 8/22/06)(b)(e)(g)	BBB(c)	1.506	8/28/09	610	586,934
ERAC USA Finance Co., Notes, 144A (original cost $202,036; purchased 1/18/06)(e)(g)	Baa2	8.000	1/15/11	180	163,036
FedEx Corp., Gtd. Notes	NR	3.500	4/01/09	1,000	999,988
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	3.875	2/15/14	2,820	2,844,220
Illinois Tool Works, Inc., Sr. Notes, 144A	A1	5.150	4/01/14	2,000	2,010,444
John Deere Capital Corp., Notes, M.T.N.	A2	5.250	10/01/12	1,000	1,009,735
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.950	12/17/12	1,565	1,570,855
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	5.650	7/25/11	2,500	2,580,428
Steelcase, Inc., Sr. Unsec’d. Notes	Baa3	6.500	8/15/11	1,000	990,497
Textron Financial Corp., Sr. Unsec’d. Notes	Baa2	4.600	5/03/10	1,700	1,360,325
Waste Management, Inc., Gtd. Notes	Baa3	6.375	3/11/15	1,000	1,000,124

					21,368,597

Chemicals 0.8%
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	1/15/13	735	765,461
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	7/15/13	1,145	1,185,945
Koppers, Inc., Sr. Sec’d. Notes	Ba3	9.875	10/15/13	700	640,500
Lubrizol Corp., Gtd. Notes	Baa2	4.625	10/01/09	900	905,129
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.750	3/15/13	1,000	1,018,307
Union Carbide Corp., Sr. Unsec’d. Notes	NR	6.700	4/01/09	800	800,006

					5,315,348

Consumer 1.7%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.450	10/15/12	4,700	4,835,764
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	5.125	1/15/11	555	544,694
Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	3/11/13	1,000	991,002
Procter & Gamble Co., Notes	Aa3	3.500	2/15/15	2,000	1,999,170
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.600	1/15/14	1,380	1,460,466
Western Union Co. (The), Gtd. Notes	A3	5.400	11/17/11	690	703,572
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125	6/15/11	415	374,703

					10,909,371

Electrical Utilities 6.3%
AES Corp., Sr. Unsec’d. Notes	B1	9.375	9/15/10	500	492,500
Alabama Power Co., Series HH, Sr. Unsec’d. Notes	A2	5.100	2/01/11	835	865,051
Appalachian Power Co., Sr. Unsec’d. Notes	Baa2	4.400	6/01/10	1,000	990,947
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	1,210	1,193,830

Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125	7/01/13	950	948,034
Centerpoint Energy Houston Electric LLC, Mortgage, Ser. U	Baa2	7.000	3/01/14	1,060	1,105,442
Con Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A1	5.550	4/01/14	2,500	2,524,050
Consumers Energy Co., First Mortgage	Baa1	4.400	8/15/09	710	710,171
Consumers Energy Co., First Mortgage Bonds, Ser. D	Baa1	5.375	4/15/13	1,500	1,499,805
Delmarva Power & Light Co., First Mortgage	Baa1	6.400	12/01/13	2,000	2,099,894
Detroit Edison Co. (The), Mortgage	A3	6.400	10/01/13	1,000	1,069,072
Dominion Resource. Inc., Sr. Unsec’d. Notes, Ser. B	Baa2	6.250	6/30/12	2,000	2,069,060
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	5.650	6/15/13	1,700	1,742,679
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300	2/01/14	2,000	2,047,460
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	5.375	11/02/12	1,000	1,009,567
Empresa Nacional de Electricidad S.A. (Chile), Unsec’d. Bonds, Ser. B	NR	8.500	4/01/09	460	460,029
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700	1/15/13	620	626,695
Exelon Generation Co., LLC, Sr. Unsec’d. Notes	A3	6.950	6/15/11	615	627,966
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450	11/15/11	550	550,498
FPL Group Capital, Inc., Gtd. Notes	A2	5.350	6/15/13	705	721,475
FPL Group Capital, Inc., Gtd. Notes	A2	5.625	9/01/11	275	292,269
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650	7/15/12	2,175	2,255,229
Nevada Power Co., Mortgage, Ser. A	Baa3	8.250	6/01/11	1,785	1,872,115
Nisource Finance Corp., Gtd. Notes	Baa3	6.150	3/01/13	600	524,046
Oncor Electric Delivery Co., First Mortgage, 144A	Baa3	5.950	9/01/13	600	581,285
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.200	3/01/11	505	512,795
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	2,000	2,138,784
Peco Energy Co., First Mortgage	A2	5.000	10/01/14	2,000	1,997,334
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	3/15/14	3,400	3,424,671
PSEG Power LLC, Gtd. Notes	Baa1	6.950	6/01/12	260	266,028
Southern California Edison Co., First Mortgage	A2	5.750	3/15/14	2,425	2,621,951
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100	11/30/12	900	921,694
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000	4/01/14	435	472,435

					41,234,861

Energy - Integrated 4.1%
BP Capital Markets PLC, Gtd. Notes	Aa1	3.125	3/10/12	6,000	6,024,701
BP Capital Markets PLC, Gtd. Notes	Aa1	5.250	11/07/13	1,000	1,070,347
Burlington Resources Finance Co. (Canada), Gtd. Notes	A2	6.400	8/15/11	470	501,478
Chevron Corp. Sr. Unsec’d. Notes	Aa1	3.950	3/03/14	3,240	3,327,380
Conoco Funding Company Co. (Canada), Gtd. Notes	A1	6.350	10/15/11	2,000	2,164,002
ConocoPhillips, Gtd. Notes	A1	4.750	2/01/14	3,840	3,994,191
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	2/15/14	2,000	2,055,062
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	6.500	2/15/14	1,800	1,827,504
Shell International Finance, Gtd. Notes	Aa1	4.000	3/21/14	4,000	4,056,124
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost $746,693; purchased 7/13/06)(g)	Baa2	6.875	7/18/11	750	675,000
Western Oil Sands, Inc. (Canada), Sr. Sec’d. Notes	Baa1	8.375	5/01/12	855	894,627

					26,590,416

Energy - Other 2.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	1.720	9/15/09	1,100	1,096,062
Apache Corp., Notes	A3	6.000	9/15/13	1,200	1,282,795
Canadian National Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa2	5.150	2/01/13	880	835,151
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326	8/01/13	243	234,651
Devon Energy Corp., Sr. Notes	Baa1	5.625	1/15/14	2,000	2,028,626
Devon Financing Corp., Gtd. Notes	Baa1	6.875	9/30/11	2,000	2,091,588
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	6.125	10/01/13	1,000	1,066,378
Kerr McGee Corp., Gtd. Notes	Baa3	6.875	9/15/11	2,000	2,044,134
Nabors Holdings 1 ULC., Gtd. Notes	Baa1	4.875	8/15/09	240	240,986
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250	3/15/13	1,200	1,203,014
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	3.500	4/01/09	1,000	999,932
Weatherford International, Inc., Gtd. Notes	Baa1	5.950	6/15/12	705	674,609
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625	6/15/13	850	822,997
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750	12/15/13	2,000	2,021,924
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.900	8/01/12	460	464,213

					17,107,060

Foods 8.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200	1/15/14	5,080	5,323,102
Bottling Group LLC, Gtd. Notes	Aa2	6.950	3/15/14	3,300	3,752,202
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625	3/15/14	2,700	2,754,562
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250	3/01/15	1,230	1,239,857
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	7.375	3/03/14	1,000	1,135,870
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875	9/15/10	990	1,045,081
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625	10/15/12	610	569,594
Delhaize Group, Gtd. Notes	Baa3	5.875	2/01/14	3,000	2,999,100
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.375	5/03/10	275	277,985
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.125	1/30/12	390	399,142
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200	1/30/13	1,750	1,777,862
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375	1/15/14	350	384,548
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa3	6.120	5/01/13	1,000	988,970
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	3/17/15	1,000	1,019,298
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250	8/15/13	1,210	1,249,905
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650	9/10/12	1,000	1,056,369
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000	2/15/12	600	632,439
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350	7/15/13	1,100	1,134,682
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625	7/15/11	3,000	3,184,470
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	4/01/13	575	592,179
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125	12/03/12	920	972,116
Kellogg Co., Sr. Unsec’d. Notes, Ser. B	A3	6.600	4/01/11	4,305	4,605,429
Kraft Foods, Inc., Sr. Unsec’d. Notes(b)	Baa2	1.728	8/11/10	1,350	1,313,624
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.625	11/01/11	2,000	2,082,110
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750	2/19/14	1,000	1,081,132
Kroger Co. (The), Gtd. Notes	Baa2	5.000	4/15/13	2,570	2,579,255

Kroger Co. (The), Gtd. Notes	Baa2	7.500	1/15/14	1,000	1,109,568
McCormick & Co., Sr. Unsec’d. Notes, M.T.N.	A2	5.250	9/01/13	1,150	1,193,179
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	4.300	3/01/13	1,000	1,040,388
Pepsi Americas, Inc., Bonds	Baa1	5.625	5/31/11	285	290,783
Pepsi Americas, Inc., Notes	Baa1	4.375	2/15/14	1,000	999,889
SABMiller PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.200	7/01/11	650	655,394
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.950	8/16/10	780	794,705
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.250	3/15/14	815	855,205
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.500	3/01/11	2,267	2,377,430
Unilever Capital Corp., Gtd. Notes	A1	3.650	2/15/14	2,800	2,821,305
Whitman Corp., Sr. Unsec’d. Notes	Baa1	6.375	5/01/09	895	898,132
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875	4/15/11	330	352,074

					57,538,935

Foreign Government Bonds 0.5%
Electricite DE France, Notes, 144A	Aa3	5.500	1/26/14	1,725	1,831,125
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A2	4.750	7/20/09	1,210	1,206,061
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125	10/13/10	45	48,038

					3,085,224

Healthcare & Pharmaceutical 6.4%
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625	9/15/12	600	591,965
Baxter Finco BV (Netherlands), Gtd. Notes	A3	4.750	10/15/10	830	856,799
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000	3/01/14	1,990	2,022,781
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.000	6/15/11	960	931,200
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.500	6/15/13	750	723,269
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	6.750	2/15/11	480	488,625
Covidien International Finance (Luxembourg), Gtd. Notes	Baa1	5.150	10/15/10	720	742,934
Covidien International Finance (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,465,158
Eli Lilly & Co., Sr. Unsec’d. Notes	A1	3.550	3/06/12	5,000	5,108,366
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	4.850	5/15/13	1,800	1,872,718
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	4.950	6/15/09	670	670,881
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550	3/30/12	1,375	1,392,370
McKesson Corp., Sr. Unsec’d. Notes	Baa3	5.250	3/01/13	515	510,272
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500	2/15/14	2,000	2,068,688
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	6.125	3/15/13	1,000	993,437
Medtronic, Inc., Sr. Unsec’d. Notes, Ser. B	A1	4.375	9/15/10	1,100	1,122,560
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500	3/15/14	1,000	1,025,389
Novartis Capital Corp., Gtd. Notes	Aa2	4.125	2/10/14	2,525	2,580,285
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	5.350	3/15/15	2,300	2,426,606
Quest Diagnostics, Inc., Gtd. Notes	Baa3	5.125	11/01/10	535	537,013
Roche Holdings, Inc., Gtd. Notes, 144A	A2	4.500	3/01/12	1,500	1,526,922
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000	3/01/14	3,190	3,265,051
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.550	12/01/13	3,810	4,004,382
Wyeth, Sr. Unsec’d. Notes	A3	5.500	2/01/14	3,000	3,151,248
Wyeth, Sr. Unsec’d. Notes	A3	6.950	3/15/11	1,125	1,198,312

					42,277,231

Healthcare Insurance 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750	6/15/11	1,290	1,275,604

Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	606	587,887
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.125	11/15/10	600	603,194
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250	3/15/11	1,500	1,512,833
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	4.250	12/15/09	1,000	1,004,888
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000	1/15/11	1,330	1,333,821
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000	2/15/14	1,000	1,000,712

					7,318,939

Insurance 1.6%
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	4.600	5/15/13	1,000	1,013,813
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	5.000	8/15/13	1,325	1,362,562
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200	4/01/13	570	572,436
Chubb Corp., Sr. Unsec’d. Notes	A2	6.000	11/15/11	1,400	1,428,417
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.250	10/15/11	405	325,165
ING Security Life Institutional Funding, Sr. Unsec’d. Notes, 144A	A1	4.250	1/15/10	1,100	1,057,546
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	5.650	8/27/12	800	361,078
Metlife, Inc., Sr. Unsec’d. Notes	A2	5.500	6/15/14	1,500	1,332,654
Principal Life Income Funding Trust, Sr. Sec’d. Notes	Aa3	5.200	11/15/10	740	748,332
Principal Life Income Funding Trust, Sr. Sec’d. Notes, M.T.N.	Aa3	5.300	4/24/13	500	459,343
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375	1/15/12	875	888,052
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, M.T.N.	A2	5.375	6/15/12	925	926,999

					10,476,397

Lodging 0.1%
Starwood Hotels & Resorts Wordwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250	2/15/13	1,046	805,420

Media & Entertainment 1.6%
CBS Corp., Gtd. Notes	Baa3	6.625	5/15/11	810	779,712
International Speedway Corp., Gtd. Notes	Baa2	4.200	4/15/09	1,250	1,248,345
Time Warner, Inc., Gtd. Notes	Baa2	5.500	11/15/11	2,380	2,348,129
Time Warner, Inc., Gtd. Notes	Baa2	6.750	4/15/11	1,375	1,395,525
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	5.750	4/30/11	3,190	3,107,568
Vivendi (France), Notes, 144A	Baa2	5.750	4/04/13	800	747,697
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	4.500	12/15/13	665	679,660

					10,306,636

Metals 1.0%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa2	5.375	6/01/13	1,000	776,210
BHP Billiton Finance (Australia), Gtd. Notes	A1	5.000	12/15/10	825	843,096
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.125	3/29/12	400	406,727
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500	4/01/14	900	906,205
Nucor Corp., Sr. Unsec’d. Notes	A1	5.000	6/01/13	750	784,889
Rio Tinto Financial USA Ltd. (Australia), Gtd. Notes	Baa1	5.875	7/15/13	1,560	1,398,876
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	5.650	6/01/13	800	604,136
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500	11/16/11	820	680,600

					6,400,739

Non Captive Finance 3.0%
American Express Credit Corp., Sr. Unsec’d. Notes	A1	5.000	12/02/10	1,100	1,050,779
American Express Credit Corp., Sr. Unsec’d. Notes	A1	7.300	8/20/13	1,000	928,254
Block Financial LLC, Gtd. Notes	Baa1	7.875	1/15/13	800	788,175
Capital One Financial Co., Sr. Unsec’d. Notes, M.T.N.	A3	5.700	9/15/11	230	207,089
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	4.250	2/01/10	35	30,002
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.400	2/13/12	605	390,052
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.600	4/27/11	1,095	799,269
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800	6/07/12	1,650	1,432,923
Countrywide Home Loans, Inc., Gtd. Notes, M.T.N.	A2	4.125	9/15/09	500	494,090
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.800	5/01/13	6,000	5,623,020
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.250	10/19/12	4,000	3,849,440
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.750	5/15/09	1,100	1,094,287
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.750	4/15/10	1,265	1,184,746
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	3.500	4/01/09	30	29,990
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	6.375	3/25/13	1,000	552,598
International Lease Finance Corp., Sr. Unsec’d. Notes, M.T.N.	Baa2	5.450	3/24/11	635	427,735
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Baa2	5.000	10/01/13	1,400	744,475

					19,626,924

Pipelines & Other 1.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	4.000	10/15/09	1,845	1,834,825
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875	8/16/10	1,315	1,332,888
Duke Cap Corp., Sr. Unsec’d. Notes	Baa1	7.500	10/01/09	495	503,391
Enterprise Products Operating LP, Gtd. Notes	Baa3	4.625	10/15/09	920	914,572
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850	9/15/12	1,050	1,036,916
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	4/01/12	600	587,515
Transcontinental Gas Pipe Line Corp., Sr. Unsec’d. Notes	Baa2	8.875	7/15/12	1,000	1,018,357

					7,228,464

Railroads 1.8%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	5.900	7/01/12	445	464,656
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.750	7/15/11	705	743,506
Canadian National Railways Co., Sr. Unsec’d. Notes	A3	4.400	3/15/13	3,000	3,022,871
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	Baa3	5.750	5/15/13	600	576,037

CSX Corp., Sr. Unsec’d. Notes	Baa3	4.875	11/01/09	300	300,400
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.750	3/15/13	675	652,039
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.750	3/15/11	315	317,012
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	8.625	5/15/10	845	881,107
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	3.625	6/01/10	2,500	2,490,295
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	2/15/14	1,000	993,641
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.450	1/31/13	1,145	1,147,487
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650	1/15/11	500	521,166

					12,110,217

Real Estate Investments Trusts 1.0%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.500	1/15/12	590	555,191
Brandywine Operating Partners, Gtd. Notes	Baa3	5.750	4/01/12	585	389,802
BRE Properties, Inc., Sr. Unsec’d. Notes	Baa2	4.875	5/15/10	700	666,388
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	5.625	8/15/11	440	369,662
Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	498,676
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	4.750	6/15/09	650	645,949
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	800	726,154
Nationwide Health Properities, Inc., Sr. Unsec’d. Notes	Baa2	6.500	7/15/11	240	219,034
Simon Property Group LP, Sr. Unsec’d. Notes	A3	4.600	6/15/10	1,100	1,037,199
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300	5/30/13	1,000	816,524
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.600	9/01/11	365	325,202
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750	5/01/12	390	337,345

					6,587,126

Retail 2.5%
CVS Caremark Corp., Sr. Unsec’d. Notes(b)	Baa2	1.561	6/01/10	1,350	1,300,840
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750	8/15/11	1,000	1,048,837
Federated Retail Holding, Inc., Gtd. Notes	Baa3	5.350	3/15/12	575	451,349
Gamestop Corp., Gtd. Notes	Ba1	8.000	10/01/12	700	707,000
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	3.750	9/15/09	2,500	2,500,832
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	4.625	8/15/10	940	941,906
JC Penney Co., Inc., Sr. Unsec’d. Notes	Baa3	8.000	3/01/10	985	985,481
Lowe’s Cos., Inc., Sr. Unsec’d. Notes.	A1	5.600	9/15/12	2,000	2,109,006
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	7.450	9/15/11	1,000	848,035
Staples, Inc., Gtd. Notes	Baa2	7.750	4/01/11	1,000	1,022,247
Target Corp., Sr. Unsec’d. Notes	A2	5.125	1/15/13	900	937,442
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000	2/03/14	2,500	2,491,085
Walgreen Co., Sr. Unsec’d. Notes	A2	4.875	8/01/13	1,100	1,165,645

					16,509,705

Technology 2.8%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700	6/01/10	1,500	1,438,125
CA, Inc., Sr. Unsec’d. Notes	Ba1	4.750	12/01/09	1,000	1,000,000
Dell, Inc., Sr. Unsec’d. Notes	A2	4.700	4/15/13	490	492,135
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	1,100	1,088,282
Hewlett- Packard Co., Sr. Unsec’d. Notes	A2	6.125	3/01/14	1,800	1,916,915
Hewlett- Packard Co., Sr. Unsec’d. Notes	A2	4.250	2/24/12	2,000	2,054,568
IBM Corp., Notes	A1	6.500	10/15/13	4,500	4,977,850
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400	3/15/12	575	541,820
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875	7/15/10	265	253,075

Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000	11/01/11	420	385,258
Oracle Corp., Sr. Unsec’d. Notes	A2	4.950	4/15/13	1,560	1,648,591
Seagate Technology HDD Holdings, Gtd. Notes	Ba2	6.375	10/01/11	750	547,500
Xerox Corp., Gtd. Notes	Baa2	5.500	5/15/12	200	173,214
Xerox Corp., Gtd. Notes	Baa2	7.125	6/15/10	1,500	1,530,942

					18,048,275

Telecommunications 9.8%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	500	502,500
AT&T Corp., Gtd. Notes(a)	A2	7.300	11/15/11	4,685	5,034,070
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.125	9/15/09	1,250	1,261,496
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.850	2/15/14	2,750	2,776,183
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950	1/15/13	1,770	1,795,585
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.700	11/15/13	800	854,443
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125	5/01/12	415	452,436
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.200	9/15/09	1,545	1,559,725
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150	1/15/13	1,000	928,108
British Telecommunications PLC, Sr. Unsec’d. Notes	Baa2	8.625	12/15/10	4,250	4,423,094
Deutsche Telekom International Finance (Netherlands), Gtd. Notes	Baa1	8.500	6/15/10	5,645	5,896,677
Embarq Corp., Sr. Unsec’d. Notes	Baa3	6.738	6/01/13	2,750	2,564,375
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.750	3/01/11	4,610	4,937,273
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000	10/01/10	2,575	2,663,979
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.000	8/03/09	500	498,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875	3/15/12	1,600	1,580,000
Qwest Services Corp., Sr. Unsec’d. Notes	Ba1	7.875	9/01/11	1,200	1,182,000
Sprint Capital Corp., Gtd. Notes	Ba2	6.375	5/01/09	590	589,250
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.000	1/15/10	650	640,109
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.200	7/18/11	720	707,043
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	5,095	5,320,515
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000	6/01/11	2,820	2,935,386
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.350	2/15/13	6,720	6,665,939
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.350	2/15/11	500	511,475
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.250	12/01/10	725	765,949
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	5.550	2/01/14	3,100	3,102,592
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.350	2/27/12	960	974,659
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.500	6/15/11	2,630	2,722,899
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750	2/15/10	750	778,187

					64,624,697

Tobacco 1.9%
Altria Group, Inc., Gtd. Notes	Baa1	7.750	2/06/14	6,500	6,837,544
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875	5/16/13	1,500	1,516,367

Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875	3/17/14	1,500	1,623,425
Reynolds American, Inc., Sr. Sec’d. Notes(b)	Baa3	2.020	6/15/11	1,000	900,298
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	6.500	7/15/10	1,500	1,503,384

					12,381,018

Total corporate bonds (cost $563,642,727)					556,788,827

BANK LOAN 0.1%
Non Captive Finance
Lendor Processing Service, Inc. Bank Loan(e) (cost $491,907)	Baa3	3.726	7/02/14	496	478,261

U.S. TREASURY OBLIGATIONS 6.5%
United States Treasury Note		0.875	1/31/11	2,225	2,229,873
United States Treasury Note		0.875	3/31/11	34,460	34,505,763
United States Treasury Note		1.375	2/15/12	4,650	4,687,781
United States Treasury Note		1.750	3/31/14	1,565	1,570,380

Total U.S. treasury obligations (cost $42,875,746)					42,993,797

				Shares
PREFERRED STOCK
Banking
JPMorgan Chase Capital XXVI (cost $400,000)				16,000	321,920

Total long-term investments (cost $622,706,791)					614,978,290

SHORT-TERM INVESTMENT 5.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $37,561,596)(d)				37,561,596	37,561,596

Total Investments 99.3% (cost $660,268,387)(h)					652,539,886

Other assets in excess of liabilities(i) 0.7%					4,550,837

Net Assets 100.0%					$657,090,723

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

LP—Limited Partnership

M.T.N.—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor

†	The ratings reflected are as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at March 31, 2009.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates an illiquid security.
(f)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $2,458,036. The aggregate value of $2,126,777 is approximately 0.3% of net assets.
(h)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of March 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$662,238,395	$7,462,103	$(17,160,612)	$(9,698,509)

The difference between the book basis and tax basis of investments is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes.

(i) Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at March 31, 2009	Value at Trade Date	Unrealized Appreciation/ (Depreciation)(1)
	Long Position:
173	U.S. Treasury 2 Yr. Notes	Jun. 2009	$37,695,078	$37,502,815	$192,263

	Short Position:
185	U.S. Treasury 5 Yr. Notes	Jun. 2009	21,971,640	21,946,299	(25,341)

					$166,922

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Buy Protection(1):

Citibank, N.A.	9/20/2012	$1,000	0.31%	Altria Group, Inc. 7.00%, 11/04/13	$25,998	$—	$25,998
Citibank, N.A.	9/20/2012	1,000	0.32%	Clorox Co. (The) 6.125%, 02/01/11	10,280	—	10,280
Barclays Bank PLC	9/20/2012	1,000	0.60%	Fortune Brands, Inc. 5.375%, 01/15/16	64,433	—	64,433
Deutsche Bank AG	6/20/2013	1,000	2.00%	International Lease Finance Corp. 4.15%, 01/20/15	377,446	—	377,446
JP Morgan Chase Bank	9/20/2011	1,000	5.05%	Macy’s Retail Holdings, Inc. 7.45%, 9/15/11	38,715	—	38,715
Goldman Sachs International	3/20/2014	1,000	6.60%	Simon Property Group LP 5.25%, 12/01/16	(12,932)	—	(12,932)
Goldman Sachs International	3/20/2014	1,000	0.70%	Duke Energy Corp. 6.30%, 02/01/14	(7,541)	—	(7,541)
Citibank, N.A.	3/20/2014	500	3.95%	Whirlpool Corp. 7.75%, 07/15/16	21,167	—	21,167
Goldman Sachs International	6/20/2014	1,000	2.15%	Black & Decker Corp. 5.75%, 11/15/16	1,159	—	1,159
Deutsche Bank AG	3/20/2014	1,045	7.05%	Starwood Hotels & Resorts Worldwide 7.875%, 05/01/12	(6,921)	—	(6,921)

					$511,804	$—	$511,804

Counterparty	Termination Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Morgan Stanley Capital Services	6/20/2009	11.13%	$600	1.90%	Texas Competitive Electric Holdings Co. LLC, Bank Loan 6.235%, 10/10/14	$(12,041)	$—	$(12,041)
Morgan Stanley Capital Services	6/20/2014	1.30%	2,000	1.60%	Aztranzeneca PLC 5.90%, 09/15/17	28,682	—	28,682
Deutsche Bank AG	6/20/2010	9.61%	3,000	5.00%	General Electric Capital Corp. 5.625%, 09/15/17	(114,138)	(354,855)	240,717

						$(97,497)	$(354,855)	$257,358

								$769,162

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2009.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$37,883,516	$166,922
Level 2 - Other Significant Observable Inputs	614,656,370	769,162
Level 3 - Significant Unobservable Inputs	—	—

Total	$652,539,886	$936,084

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 12/31/08	$—	$(28,671)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	28,671

Balance as of 3/31/09	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.